Borrowings	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Borrowings

(8) Borrowings

Borrowings at December 31, 2012 included, net of discount, a $3.5 million non-interest bearing payment due November 19, 2013 for the acquisition of OBS, and a $0.9 million non-interest bearing contingent payment with no stated maturity. At December 31, 2011, borrowings included, net of discount, a $6.0 million of non-interest bearing payments for the acquisition of OBS, and a $1.0 million non-interest bearing contingent payment with no stated maturity. There were no short-term borrowings during 2012 or 2011.

Advances under the overnight line of credit with the FHLB of New York are payable on demand and generally bear interest at the federal funds rate plus .10%. The Company also has access to the FHLB's Term Advance Program, which allows the Bank to borrow up to $100,000,000 at various terms and rates, subject to the Bank's pledging of eligible collateral. Advances under the Federal Reserve Bank of New York are payable the following business day and bear interest at the Federal Reserve Bank of New York's discount rate for primary credit, which is generally 0.25% to 1.00% above the target federal funds rate.